Income Tax - Schedule of components of pretax income / (loss) before income taxes (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Income Tax
Loss before income taxes	$ (4,458,835)	$ (693,977)	$ (8,529,263)	$ (2,067,907)
United States
Income Tax
Income (loss) before income taxes, Domestic			(7,432,105)	(2,096,105)
Ukraine
Income Tax
Income (loss) before income taxes, Foreign			(298,812)	$ 28,198
Estonia
Income Tax
Income (loss) before income taxes, Foreign			$ (798,346)